Revenue - Schedule of Estimated Revenue Related to Performance Obligations (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,611
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 147
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 147
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 143
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 140
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 139
Performance satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 895
Performance satisfaction period	1 year
Midstream service contracts
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 1,365
Midstream service contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 120
Performance satisfaction period	1 year
Midstream service contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 120
Performance satisfaction period	1 year
Midstream service contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 116
Performance satisfaction period	1 year
Midstream service contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 113
Performance satisfaction period	1 year
Midstream service contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 112
Performance satisfaction period	1 year
Midstream service contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 784
Performance satisfaction period	1 year
Storage services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 231
Storage services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 25
Performance satisfaction period	1 year
Storage services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 25
Performance satisfaction period	1 year
Storage services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 25
Performance satisfaction period	1 year
Storage services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 25
Performance satisfaction period	1 year
Storage services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 25
Performance satisfaction period	1 year
Storage services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 106
Performance satisfaction period	1 year
Other
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 15
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 2
Performance satisfaction period	1 year
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated revenue expected to be recognized in the future related to performance obligations	$ 5
Performance satisfaction period	1 year